Offsets	Feb. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	HeartBeam, Inc.
Form or Filing Type	S-3
File Number	333-269520
Initial Filing Date	Feb. 02, 2023
Fee Offset Claimed	$ 8,688.72
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Debt
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 78,844,988.00
Termination / Withdrawal Statement	On February 2, 2023, the Registrant filed a registration statement on Form S-3 (File No. 333-269520) (the "2023 Registration Statement") with the Securities and Exchange Commission registering an indeterminate number of securities with a proposed maximum aggregate offering price of $100,000,000. In connection with the filing of the 2023 Registration Statement, the Registrant made a fee payment in the amount of $11,020. Pursuant to Rule 457(p) under the Securities Act, registration fees of $8,688.72 that have already been paid and remain unused with respect to an indeterminate number of securities with an aggregate offering price of $78,844,988 that were previously registered pursuant to the 2023 Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this Form S-3, and the registrant is applying such fees toward the payment of the registration fee for the offer and sale of securities registered hereunder.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	HeartBeam, Inc.
Form or Filing Type	S-3
File Number	333-269520
Filing Date	Feb. 02, 2023
Fee Paid with Fee Offset Source	$ 8,688.72